As filed with the Securities and Exchange Commission on June 23, 2003

                                             File Nos.  333-102461 and 811-21279

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.___1___                         [X]

                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.___1____                                      [X]


                               THE MERGER FUND VL
               (Exact Name of Registrant as Specified in Charter)

                             100 Summit Lake Drive,
                            Valhalla, New York 10595

               (Address of Principal Executive Offices) (Zip Code)

                                 (914) 741-5600
              (Registrant's Telephone Number, Including Area Code)

                                 Bonnie L. Smith
                             100 Summit Lake Drive,
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                   Copies to:

     William H. Bohnett, Esq.                      Elaine E. Richards, Esq.
    Fulbright & Jaworski L.L.P.                U.S. Bancorp Fund Services, LLC
         666 Fifth Avenue                    615 East Michigan Street, 2nd Floor
      New York, NY 10103-3198                        Milwaukee, WI 53202



            As soon as practicable after this Registration Statement
                             is declared effective.

                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[   ]     immediately upon filing pursuant to paragraph (b).
[   ]     on (date) pursuant to paragraph (b).
[   ]     60 days after filing pursuant to paragraph (a)(1).
[   ]     on (date) pursuant to paragraph (a)(1).
[   ]     75 days after filing pursuant to paragraph (a)(2).
[   ]     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]    This post-effective  amendment  designates  a new  effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                             Subject to completion July 23, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                               The Merger Fund VL
                              100 Summit Lake Drive
                            Valhalla, New York 10595



                            __________________, 2003



                                   PROSPECTUS



                               Investment Adviser
                      Westchester Capital Management, Inc.















--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


________________________________________________________________________________

The Fund's shares are currently offered only to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies ("Contract" or collectively, "Contracts") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. This Prospectus is designed to help you make an informed decision about one of the funds that is available under your Contract. You will find information about your Contract and how it works in the accompanying variable life insurance or variable annuity prospectus.

--------------------------------------------------------------------------------




                                TABLE OF CONTENTS



RISK/RETURN SUMMARY                                                           1


INVESTMENT OBJECTIVE AND POLICIES                                             2


INVESTMENT RISKS                                                              4


FEES AND EXPENSES                                                             5


INVESTMENT ADVISER                                                            5


PURCHASE AND REDEMPTION PRICE                                                 6


NET ASSET VALUE                                                               7


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS                                       7


Additional Information                                               BACK COVER



                               RISK/RETURN SUMMARY

Investment          The Merger  Fund VL (the  "Fund")  seeks to achieve  capital
Objective:          growth by engaging in merger arbitrage.

Principal           Under  normal  market  conditions,  the Fund will  invest at
Investment          least 80% of its assets principally in the equity securities
Strategy:           of  companies  which  are  involved  in  publicly  announced
                    mergers,   takeovers,   tender  offers,  leveraged  buyouts,
                    spin-offs, liquidations and other corporate reorganizations.
                    Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful  completion of such transactions.  Westchester Capital Management,  Inc.
                    (the "Adviser")  believes that the Fund's investment results
                    should  be  less   volatile   than  the  returns   typically
                    associated with conventional equity investing.

Principal           The  principal  risk   associated  with  the  Fund's  merger
Investment          arbitrage   investment  strategy  is  that  certain  of  the
Risks:              proposed  reorganizations  in which the Fund  invests may be renegotiated or terminated, in which case losses may be realized. The Fund's investment strategy may result in short-term capital appreciation. This can be expected to increase the portfolio turnover rate and cause increased brokerage commission costs. The Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Fund. Loss of money is a risk of investing in the Fund.

Who Should          The Fund is not  intended  to provide a balanced  investment
Invest in the       program.  The Fund is intended to be an  investment  vehicle
Fund:               only for that  portion of an  investor's  capital  which can appropriately  be  exposed  to risk.  Each  investor  should
                    evaluate  an   investment  in  the  Fund  in  terms  of  the
                    investor's own investment goals. The Fund is currently available only to persons who own variable life insurance contracts or variable annuity certificates and contracts issued by The Travelers Insurance Company or The Travelers
                    Life and Annuity Company.

Closing/Opening     The  Fund:  The  Fund  reserves  the  right  to close to new investors at any time. The Adviser may open or close the Fund to maintain its assets at a level believed to be optimal for the Fund in attempting to achieve its investment objective.


Performance         Information:   Because  the  Fund  has  recently   commenced
                    operations and has been in operation for less than a calendar year, there is no performance information available for the Fund at this time.


                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective of achieving capital growth by engaging in merger arbitrage is a fundamental policy, which may not be changed without shareholder approval. Except as otherwise stated, the Fund's other investment policies are not fundamental and may be changed without obtaining approval by the Fund's shareholders.

     Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers and other corporate reorganizations ("merger arbitrage investments"). Depending upon the level of merger activity and other economic and market conditions, the Fund may temporarily invest a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities; negotiable bank certificates of deposit; commercial paper; and repurchase agreements with respect to the above securities. The Fund may also invest in various types of corporate debt obligations as part of its merger arbitrage strategy or otherwise.

     Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.

     The Adviser believes the Fund's investment results should be less volatile than the returns typically associated with conventional equity investing. While some periods will be more conducive to a merger arbitrage strategy than others, a systematic, disciplined arbitrage program may produce attractive rates of return, even in flat or down markets.

     In making investments for the Fund, the Adviser is guided by the following general principles:

     (1) Securities are purchased only after a reorganization is announced or when one or more publicly disclosed events point toward the likelihood of some type of reorganization within a reasonable period of time;

     (2) Before an initial position is established, a preliminary analysis is made of the proposed transaction to determine the probability and timing of a successful completion. A more detailed review then takes place before the position is enlarged;

     (3) In deciding whether or to what extent to invest in any given reorganization, the Adviser places particular emphasis on the credibility, strategic motivation and financial resources of the participants, and the liquidity of the securities involved in the transaction;

     (4)  The  risk-reward   characteristics  of  each  arbitrage  position  are
          assessed on an ongoing basis, and the Fund's holdings may be adjusted accordingly;

     (5) The Adviser attempts to invest in as many attractive reorganizations as can be effectively monitored in order to minimize the impact on the Fund of losses resulting from the termination of any given proposed transaction; and

     (6) The Adviser may invest the Fund's assets in both negotiated, or "friendly," reorganizations and non-negotiated, or "hostile," takeover attempts, but in either case the Adviser's primary consideration is the likelihood that the transaction will be successfully completed.

     The Fund may employ various hedging techniques, such as short selling and the purchase and sale of put and call options. The Adviser believes that, when used for hedging purposes, short sales and option transactions should be viewed less as speculative strategies than as techniques to help protect the assets of the Fund against unfavorable market conditions that might otherwise adversely affect certain of its investments. Nonetheless, a substantial percentage of the investments made by the Fund may not lend themselves to hedging strategies and, even when available, such strategies may not be successful. See Short Sale Risks and Put and Call Options Risks.

     o Short Selling: The Fund may sell securities short primarily as a hedging technique in conjunction with one or more of its arbitrage strategies. For example, when the terms of a proposed acquisition call for the exchange of stock, the shares of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's shares may be sold short. The Fund will make these short sales with the intention of later closing out ("covering") the short position with the shares of the acquiring company received when the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's shares prior to the acquisition's completion. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

     o Put and Call Options: As part of its merger arbitrage strategy, the Fund may engage in various transactions involving put and call options. For hedging purposes, for example, the Fund may purchase put options or sell ("write") call options. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option will normally vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities which the Fund holds or has the prospective right to receive, it may be possible for the Fund to partially offset any decline in the market value of these securities. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying security. The premiums received by the Fund from the sale of call options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return.

     o Leverage Through Borrowing: The Fund may borrow from banks to increase its portfolio holdings of securities on a secured or unsecured basis at fixed or variable interest rates. When borrowing money, the Fund must follow specific guidelines under the 1940 Act, which allow the Fund to borrow an amount equal to as much as 50% of the value of its net assets (not including the amount borrowed). The Fund also may borrow money for temporary or emergency purposes, but these borrowings, together with all other borrowings, may not exceed 33% of the value of the Fund's gross assets at the time the loan is made.

     o Temporary Defensive Positions and Cash Investments: The Fund may from time to time invest a significant portion of its assets in cash or cash equivalents. The Fund may not achieve its investment objective during those periods when it engages in such a defensive strategy.

                               INVESTMENT RISKS

     The  Fund's  investment   strategy  involves   investment   techniques  and
securities holdings that entail risks, in some cases different from the risks ordinarily associated with investments in equity securities.

     o Merger Arbitrage Risks: The principal risk associated with the Fund's merger arbitrage investments is that certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may lose money. If a transaction takes a longer time to close than the Fund originally anticipated, the Fund may realize a lower-than-expected rate of return.

     o Non-Diversification Risks: Because the Fund's assets are invested in a smaller number of companies, there is a somewhat greater risk associated with investment in the Fund than there would be if investing in a diversified investment company. Non-diversification makes the value of the Fund's shares more susceptible to adverse developments affecting any single position and the greater losses that may result.

     o High Portfolio Turnover Risks: Due to the nature of the Fund's merger arbitrage strategy, a substantial percentage of the Fund's investments may be held for relatively short periods of time. Shorter holding periods, in turn, result in higher portfolio turnover and increased brokerage commission costs.

     o Short Sale Risks: Although the Fund engages in short selling primarily to hedge against the market-related risks associated with certain of its merger arbitrage investments, it is possible that, under certain circumstances, such short sales may result in increased losses to the Fund. For example, if a proposed stock-for-stock acquisition in which the Fund holds a hedged investment position is terminated, the Fund will be required to cover its short position in the acquiring company's shares by purchasing the shares in the open market, and the prices paid by the Fund may be above the prices realized when the shares were sold short.

     o Put and Call Options Risks: Option transactions involve special risks. Because option premiums are influenced by market conditions and developments affecting the underlying security, the price movements of the option and the security may be less closely correlated than expected, in which case it may not be possible for the Fund to close out an option position prior to expiration at a favorable price. The lack of a liquid secondary market may also make it difficult to effect closing option transactions. In addition, the option activities of the Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

     o Borrowing Risks: The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on securities acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.


     o Corporate Debt Obligations. Although generally not as risky as equity securities of the same issuer, debt securities may fluctuate in value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and the issuer's operating results, balance sheet and credit ratings. The market value of convertible debt securities will also be affected to a greater or lesser degree by changes in the price of the underlying equity securities, and the Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer's common stock. The market value of debt securities issued by companies involved in pending corporate mergers and takeovers may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change-of-control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of the merger or takeover. Accordingly, the principal risk associated with investing in these debt securities is the possibility that the transaction may not be completed.

                                FEES AND EXPENSES

     As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the table below and further explained in the example that follows. There are no shareholder fees assessed by the Fund although you may be assessed additional fees under your separate Contracts.


--------------------------------------------------- --------------

     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
--------------------------------------------------- --------------
Management Fees                                        1.25%
Distribution and Service (12b-1) Fees                   None
Other Expenses                                         7.80%
                                                       -----
Total Annual Operating Expenses                        9.05%
                                                       =====
         Less Expense Reimbursement (1)               -7.65%
Net Annual Operating Expenses                          1.40%
                                                       =====
--------------------------------------------------- --------------
(1) The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses on an annual basis do not exceed 1.40%. This contract expires July 1, 2014, but may be annually renewed by the Board of Trustees. The Adviser may recapture some or all of the amounts it waives or absorbs on behalf of the Fund over a period of three years if it is able to do so without causing Fund operating expenses to exceed the 1.40% cap.

Example: This example is intended to help compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes that:

     (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods,
     (2)  your  investment  has a 5% return  each year,
     (3)  all dividends and distributions have been reinvested, and
     (4)  the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             -----------      ----------
                               1 year          3 years
                             -----------      ----------
                                $143            $434
                             -----------      ----------

                               INVESTMENT ADVISER

     Westchester Capital Management, Inc., 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 1980, is the Fund's investment adviser. Westchester Capital Management, Inc. and affiliates also manage merger arbitrage programs for other institutional investors, including The Merger Fund, a public mutual fund; offshore funds; and private limited partnerships. Subject to the authority of the Fund's Board of Trustees, the Adviser is responsible for the overall management of the Fund's business affairs. The management fee charged the Fund is higher than those typically paid by other mutual funds. This higher fee is attributable in part to the higher expense incurred by the Adviser and the specialized skills required to manage a portfolio of merger arbitrage investments.

     Frederick W. Green has served as President of the Adviser since 1980 and also serves as the President and a Trustee of the Fund. Bonnie L. Smith has served as Vice President of the Adviser since 1986 and also serves as Vice President, Treasurer and Secretary of the Fund. Mr. Green and Ms. Smith are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Green and Ms. Smith have co-managed The Merger Fund since 1989.


Prior Performance of Adviser. The Adviser manages another mutual fund, The Merger Fund, with similar investment objectives, policies and investment strategies to the Fund. The Adviser also manages other accounts using arbitrage-style investing, however, those accounts are managed in other ways that are not similar to the way The Merger Fund and the Fund are managed. There are some slight differences in the investment restrictions of The Merger Fund as compared to the Fund (e.g. The Merger Fund is prohibited from investing in uncovered call options, whereas the Fund is not restricted from such investments). However, such differences are not expected to have a material impact on the performance of the Fund. The Adviser has provided certain performance data for The Merger Fund, as shown in the table below. The Merger Fund and the Fund both follow the investment approach described in this Prospectus under "Investment Objective and Policies." The Merger Fund and the
Fund also incur similar fees and expenses and are subject to the same diversification requirements and investment restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986. There are no shareholder fees assessed by the Fund although you may be assessed additional fees under your separate Contracts. Those fees are not reflected in the returns of The Merger Fund shown below. Note that, the past performance of The Merger Fund is not an indication of how the Fund will perform in the future.*


Average annual total returns
For the periods ended December 31, 2002
                           Past 1 Year       Past 5 Years          Past 10 Years

The Merger Fund*               -5.67%             6.95%                 9.47%
S&P 500                       -22.10%            -0.59%                 9.34%

* The performance is that of The Merger Fund's whose expenses may vary from time-to-time and may be higher or lower than those of the Fund's. Expenses have an adverse effect on performance. The higher the expenses, the lower the performance. The Merger Fund does not impose an expense limitation on its fund expenses, as a result, from year-to-year its expense ratio may be higher or lower than the Fund's current expense limitation of 1.40%. For comparison, The Merger Fund's average expense ratio for the past 5 years was 1.35% of average daily net assets.


     Investment Advisory Fee and Other Expenses. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of the Fund's average daily net assets. The Adviser has signed an Expense Waiver and Reimbursement Agreement, which contractually requires the Adviser to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 1.40% of average daily net assets. The Agreement expires on July 1, 2014, but may be renewed annually by vote of a majority of the Board of Trustees. The Agreement permits the Adviser to recapture any waivers or subsidies it makes only if the amounts can be recaptured within three years and without causing the Fund's total annual operating expenses to exceed the applicable cap.



                          PURCHASE AND REDEMPTION PRICE

     The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order for purchase or redemption is received by the Fund. The redemption price may be more or less than the shareholder's cost.

     All redemption requests will be processed and payment with respect thereto normally will be made within seven days after receipt by the Fund. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders.

                                 NET ASSET VALUE

     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business at the close of the NYSE and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. The determination of net asset value for a particular day is applicable to all requests for the purchase of shares as well as all requests for the redemption of shares received at or before the close of trading on the NYSE on that day. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

     Because the shareholders of the Fund are the separate accounts of The Travelers Insurance Company or The Travelers Life and Annuity Company, owners of variable life insurance and annuity contracts which have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the Contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectus for such Contracts and consult a tax advisor.

                             Additional Information

     Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus and is available free of charge upon request. Annual reports, semi-annual reports and quarterly performance updates will also be made available to shareholders. The Annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the fiscal year.

     The Fund's reports and SAI may also be reviewed at the Securities and Exchange Commission's Public Reference Room. Text-only copies can be obtained from the SEC for a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-0102, (202) 942-8090or by electronic request at publicinfo@sec.gov. Copies also can be obtained free from the SEC's website at www.sec.gov.






Investment Company Act File No.  811-21279




The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                             Subject to completion July 23, 2003


--------------------------------------------------------------------------------


                               The Merger Fund VL
                              100 Summit Lake Drive
                            Valhalla, New York 10595

--------------------------------------------------------------------------------

                  An open-end, nondiversified investment company which seeks capital growth by engaging in merger arbitrage.







--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                            ___________________, 2003

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Merger Fund VL dated
_______________, 2003, a copy of which may be obtained without charge by contacting The Travelers Insurance Company or The Travelers Life and Annuity Company.

     The Fund's shares are currently offered only to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies ("Contract" or collectively, "Contracts") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. This Statement of Additional Information is designed to help you make an informed decision about one of the funds that is available under your Contract. You will find information about your Contract and how it works in the accompanying variable life insurance or variable annuity prospectus.





                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.............................................3
   Merger Arbitrage............................................................3
   Investments in Corporate Debt Obligations...................................3
   Investments in Foreign Securities...........................................4
   Over-the-Counter Option Transactions........................................4
   Uncovered Option Transactions...............................................4
   Equity Swap Contracts.......................................................5
   Investment Restrictions.....................................................5
INVESTMENT ADVISER.............................................................8
   Investment Adviser and Advisory Contract....................................8
MANAGEMENT.....................................................................9
   Trustees and Officers.......................................................9
Board Committees..............................................................10
COMPENSATION..................................................................11
Board Interest in the Fund....................................................11
Code of Ethics................................................................11
THE ADMINISTRATOR.............................................................12
THE TRANSFER AGENT............................................................12
ALLOCATION OF PORTFOLIO BROKERAGE.............................................12
PORTFOLIO TURNOVER............................................................13
NET ASSET VALUE...............................................................13
PURCHASE AND REDEMPTION OF SHARES.............................................14
PERFORMANCE INFORMATION.......................................................14
   Total Return...............................................................14
   Other Information..........................................................14
   Comparison of Fund Performance.............................................15
TAX STATUS....................................................................15
ORGANIZATION AND CAPITALIZATION...............................................16
   General....................................................................16
   Control Persons and Principal Holders......................................16
INDEPENDENT ACCOUNTANTS.......................................................17
COUNSEL.......................................................................17
FINANCIAL STATEMENTS..........................................................18
Report of Independent Accountants.............................................18
   PricewaterhouseCoopers LLP.................................................18
   Milwaukee, Wisconsin.......................................................18
   June 19, 2003..............................................................18



                       INVESTMENT OBJECTIVES AND POLICIES


     The Merger Fund VL (the "Fund") is a no-load, open-end, non-diversified, registered management investment company, organized as a Delaware statutory trust on November 22, 2002, that seeks to achieve capital growth by engaging in merger arbitrage. The Fund's investment objective to achieve capital growth by engaging in merger arbitrage is a fundamental policy, which may not be changed without shareholder approval. Except as otherwise stated, the Fund's other investment policies are not fundamental and may be changed without obtaining approval by the Fund's shareholders. The Fund's adviser is Westchester Capital Management, Inc., 100 Summit Lake Drive, Valhalla, New York 10595 (the "Adviser").


     Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See "Allocation of Portfolio Brokerage" and "Portfolio Turnover." Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund's overall investment strategy, which may be considered speculative.

Merger Arbitrage.

     Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to the expected value of such shares upon completion of the acquisition. The size of the discount, or "spread", and whether the potential reward justifies the potential risk, are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

     Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Adviser to have a substantial probability of success. The expected timing of each transaction is also important since the length of time that the Fund's capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See "Portfolio Turnover."

Investments in Corporate Debt Obligations.

     As part of its merger arbitrage strategy, the Fund may invest in corporate bonds and other evidences of indebtedness ("Debt Securities") issued by companies involved in publicly announced mergers, takeovers and other corporate reorganizations, including reorganizations undertaken pursuant to Chapter 11 of the U.S. Bankruptcy Code. The Fund may also invest in other Debt Securities, subject only to the requirement that, under normal market conditions, at least 80% of the Fund's assets will be invested in merger arbitrage situations.

     Although generally not as risky as the equity securities of the same issuer, Debt Securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and the issuer's operating results, balance sheet and credit ratings. The market value of convertible Debt Securities will also be affected to a greater or lesser degree by changes in the price of the underlying equity securities, and the Fund may attempt to hedge certain of its investments in convertible Debt Securities by selling short the issuer's common stock. The market value of Debt Securities issued by companies involved in pending corporate mergers and takeovers may be determined in large part by the status of the transaction and its eventual outcome, especially if the Debt Securities are subject to change-of-control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of the merger or takeover. Accordingly, the principal risk associated with investing in these Debt Securities is the possibility that the transaction may not be completed.

Investments in Foreign Securities.

     The Fund is permitted to hold both long and short positions in foreign securities. Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. Also, in conjunction with its investments in foreign securities, the Fund will normally attempt to hedge its exposure to foreign currencies. Such hedging activities involve additional expenses and, in the case of reorganizations that are terminated, the risk of loss when the currency hedge is unwound.


Over-the-Counter Option Transactions.

     As part of its merger arbitrage strategy, the Fund may engage in transactions involving options and futures contracts which are traded over-the-counter ("OTC contracts"). OTC contracts differ from exchange-traded contracts in important respects. OTC contracts are transacted directly with broker/dealers, and the performance of these contracts is not guaranteed by the Options Clearing Corporation. Also, OTC contract pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

     Because OTC contracts are transacted directly with brokers/dealers, there is a risk of nonperformance by the broker/dealer as a result of the insolvency of such broker/dealer or otherwise, in which case the Fund may experience a loss. An OTC contract may only be terminated voluntarily by entering into a closing transaction with the broker/dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that broker/dealer. It is the Fund's intention to enter into OTC contracts only with broker/dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a broker/dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC contract at any time prior to expiration.


Uncovered Option Transactions.

     As one of its hedging strategies, the Fund may sell uncovered, or "naked," options. When the Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. The Fund will typically sell uncovered call options as an alternative to selling short the acquirer's shares in a stock-for-stock merger. The Fund will typically sell uncovered put options as an alternative to selling covered call options, a functionally equivalent strategy where the risk exposure is virtually the same. For a discussion of the risks associated with covered call options, please see Risk Factors in the Fund's Prospectus.

     The risks associated with selling uncovered call options for hedging purposes are similar to those associated with selling short the acquirer's securities in a stock-for-stock merger, including the possibility that should the merger fail to be completed, the Fund may be required to purchase the underlying security in the open market at a price substantially above the strike price of the option. For a discussion of the risks associated with short sales, please see Risk Factors in the Fund's Prospectus.



Equity Swap Contracts.

     The Fund may enter into both long and short equity swap contracts with qualified broker/dealer counterparties. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

     The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

     Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

     Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Investment Restrictions.

     The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information, the term "majority of the outstanding shares of the Fund" means the vote of the lesser of: (a) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the Fund's outstanding shares.

         These investment restrictions provide that:

     (1) The Fund may not issue senior securities, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages, or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") and any rule or order thereunder, or SEC staff interpretation thereof.



     (2) The Fund may not borrow money except that it may borrow: (a) from banks to purchase or carry securities or other investments, (b) from banks for temporary or emergency purposes, (c) by entering into reverse repurchase agreements, or (d) by entering into equity swap contracts if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured.

     (3) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

     (4) The Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to the securities of other investment companies, investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or tax-exempt municipal securities.

     (5) The Fund may not purchase or sell real estate or real estate mortgage loans as such, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

     (6) The Fund may not purchase or sell commodities or commodity contracts.

     (7) The Fund will not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except that the Fund may
(a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) lend its securities.

     The following investment restrictions have been adopted by the fund as non-fundamental policies. Non-fundamental restrictions may be amended by a majority vote of the Trustees of the Fund. Under the non-fundamental investment restrictions:

     (1) The Fund will not invest more than 15% of the value of its net assets in illiquid securities and restricted securities. Restricted securities are those that are subject to legal or contractual restrictions on resale. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.

     (2) The Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the net assets of the Fund (taken at current value); provided that this shall not prevent the purchase, ownership, holding or sale of warrants of which the grantor is the issuer of the underlying securities. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

     (3) The Fund may not sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund.

     (4) The Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

     If a particular percentage restriction as set forth above is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                               INVESTMENT ADVISER

Investment Adviser and Advisory Contract.

     The Fund's investment advisory contract with the Adviser (the "Advisory Contract") provides that the Fund pay all of the Fund's expenses, including, without limitation, (i) the costs incurred in connection with registration and maintenance of its registration under the Securities Act of 1933, as amended, the 1940 Act, as amended, and state securities laws and regulations, (ii) preparation, printing and mailing of reports, notices and prospectuses to current shareholders, (iii) transfer taxes on the sales of the Fund's shares and on the sales of portfolio securities, (iv) brokerage commissions, (v) custodial and shareholder transfer charges, (vi) legal, auditing and accounting expenses,
(vii) expenses of servicing shareholder accounts, (viii) insurance expenses for fidelity and other coverage, (ix) fees and expenses of Trustees who are not "interested persons" within the meaning of the 1940 Act, and (x) expenses of Trustee and shareholder meetings. The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


     The Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 1.25% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares. The Adviser has signed an Expense Waiver and Reimbursement Agreement, which contractually requires the Adviser to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 1.40% of average daily net assets. The Agreement expires on July 1, 2014, but may be renewed annually by vote of a majority of the Board of Trustees. The Agreement permits the Adviser to recapture any waivers or subsidies it makes only if the amounts can be recaptured within three years and without causing the Fund's total annual operating expenses to exceed the applicable cap.


     The Advisory Contract will continue in effect from year to year provided such continuance is approved at least annually by (i) a vote of the majority of the Fund's Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, cast in person at a meeting specifically called for the purpose of voting on such approval and by (ii) the majority vote of either all of the Fund's Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract shall terminate automatically in the event of its assignment.


     At the Fund's organizational board meeting held on April 16, 2003, the Trustees considered and approved the Advisory Contract. Prior to that meeting, the Trustees were provided with, and evaluated, information prepared by the Adviser, memoranda concerning the Board's duties and responsibilities in evaluating and approving the Advisory Contract that were prepared and provided to the Board by counsel to the Fund and the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"), as well as other information. The Trustees considered several factors, including: (a) the nature and quality of the services to be provided by the Adviser to the Fund, (b) the appropriateness of the fees paid by the Fund to the Adviser, (c) the level of Fund expenses, (d) the reasonableness of the potential profitability of the Advisory Contract to the Adviser, and (e) the nature of the Fund's proposed investments.


     The Advisory Contract permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period following such reduction, subject to approval by the Board of Trustees and the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for as a contingent liability of the Fund and is described in the notes to the financial statements of the Fund until such time as it appears that the Fund will be able to and is likely to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.





     Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Funds and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's proposed brokerage practices were reasonable.


                                   MANAGEMENT

Trustees and Officers.


     The management and affairs of the Fund are supervised by the Board of Trustees of the Fund. The Board consists of three individuals, two of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"). The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The current Trustees and officers of the Fund and their ages are listed below with their addresses, present positions with the Fund, term of office and length of time served with the Trust, principal occupations over at least the last five years and other directorships held.



Independent Trustees
                                                                                      # of
                                                                                   Portfolios
                        Length     Position(s)                                      in Fund
                        of           Held                                           Complex*
                        Office       with      Principal Occupation(s) During       Overseen   Other Directorships
Name, Age and Address   and Term   the Fund        the Past 5 Years                by Trustee  Held by Trustee
------------------------------------------------------------------------------------------------------------------

James P. Logan, III, 66 Since      Trustee     President of Logan Chace, LLC,          2       None
Logan Chace LLC         Inception              an executive search firm;
420 Lexington Avenue    in 2002;               Chairman of J.P. Logan & Company.
New York, NY 10170      Indefinite


Michael J. Downey, 58   Since      Trustee     Managing Partner of Lexington           2       President and
2 Parsons Lane          Inception              Capital Investment, Consultant                  Director of Asia
Rochester, NY 14610     in 2002;               and independent financial                       Pacific Fund, Inc.
                        Indefinite             adviser since July 1993.

Interested Trustee and Officers

                                                                                      # of
                                                                                   Portfolios
                        Length     Position(s)                                      in Fund
                        of           Held                                           Complex*
                        Office       with      Principal Occupation(s) During       Overseen    Other Directorships
Name, Age and Address   and Term    the Fund        the Past 5 Years               by Trustee   Held by Trustee
------------------------------------------------------------------------------------------------------------------

Frederick W. Green*, 56 Since      President    President of Westchester Capital        2       None
Westchester Capital     Inception  and          Management, Inc., the Fund's
Management, Inc.        in 2002;   Trustee      Adviser.
100 Summit Lake Drive   Indefinite
Valhalla, NY 10595


Bonnie L. Smith, 54     Since      Vice         Vice President of Westchester          N/A      N/A
Westchester Capital     Inception  President,   Capital Management, Inc., the
Management, Inc.        in 2002;   Treasurer    Fund's Adviser.
100 Summit Lake Drive   one year   and
Valhalla, NY 10595                 Secretary

Michael Peck, 35        Since      Assistant    Compliance Officer and other           N/A      N/A
U.S. Bancorp Fund       Inception  Secretary    positions, U.S. Bancorp Fund
Services, LLC                                   Services, LLC.
615 E. Michigan Street  in 2002;
Milwaukee, WI  53202    one year


     *In addition to the Fund, the Adviser manages another open-end investment company that has the same board members.

                                Board Committees

The Board of Trustees has three standing committees as described below:

1. Audit Committee. The Audit Committee is responsible for: (a) overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (b) overseeing the quality and objectivity of the Fund's financial statements and the independent audit thereof; and (c) acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee will meet at least once annually. Both of the Independent Trustees--James Logan and Michael J. Downey--comprise the Audit Committee.

2. Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. Because the Fund is newly formed, the Nominating Committee has not had reason to meet yet. Both of the Independent Trustees--James Logan and Michael J. Downey--comprise the Nominating Committee.

3. Valuation Committee. The Valuation Committee is responsible for (a) monitoring the valuation of Fund securities and other investments; and (b) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee will meet as necessary when a price is not readily available. Because the Fund is newly formed, the Valuation Committee has not had reason to meet yet. The Valuation Committee is comprised of Mr. Frederick Green and Ms. Bonnie Smith.

                                  COMPENSATION

     Management considers that Messrs. Logan and Downey to be Independent Trustees. The fees of the Independent Trustees ($5,000 per year and $500 per meeting attended), in addition to their out-of-pocket expenses in connection with attendance at Trustees meetings, are paid by the Fund. The estimated compensation for the Fund's first fiscal year is as follows:


                                      Pension or
                     Estimated        Retirement       Estimated     Estimated
                      Aggregate        Benefits         Annual         Total
                    Compensation    Accrued as Part  Benefits upon  Compensation
Name of Trustee    from Registrant  of Fund Expenses  Retirement   from the Fund
---------------    ---------------  ---------------- ------------- -------------
Frederick W. Green    None                 0               0             None
Michael J. Downey     $7,000               0               0            $7,000
James P. Logan        $7,000               0               0            $7,000


                           Board Interest in the Fund


     As of July 31, 2003, the officers and Trustees of the Fund do not own any of the outstanding shares of the Fund.


                                 Code of Ethics

     The Fund's Trustees and officers and employees of the Adviser are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the Fund's and the Adviser's Code of Ethics, which has been approved by the Board of Trustees in accordance with standards set forth under the 1940 Act. The Fund's and the Adviser's Code of Ethics are filed as an exhibit to the Fund's Registration Statement and are available to the public.

                                THE ADMINISTRATOR

     The Fund has entered into Fund Accounting and Fund Administration Servicing Agreements with U.S. Bancorp Fund Services, LLC ("Administrator"), a Wisconsin limited liability company, whose address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

     The Administrator will perform the following services, among others, for the Fund: (1) act as liaison among all Fund service providers; (2) supply corporate secretarial services, office facilities, non-investment-related statistical and research data as needed, and assistance in preparing for, attending and administering shareholder meetings; (3) provide services to the Board such as establishing meeting agendas for all regular and special Board meetings, preparing Board reports based on financial and administrative data, evaluating independent accountants, monitoring fidelity bond and errors and omissions/director and officer liability coverage, preparing minutes of Board and shareholder meetings of the Board and shareholders meetings, recommending dividend declarations and capital gain distributions to the Board, preparing and distributing to appropriate parties notices announcing declarations of dividends and other distributions; (4) provide assistance and support in connection with audits; (5) prepare and update documents, such as the Fund's Declaration of Trust and by-laws, provide assistance in connection with routine regulatory examinations or investigations, coordinate all communications and data collection with regard to any regulatory examinations and yearly audits by independent accountants, maintain a general corporate and compliance calendar for the Fund, prepare, propose and monitor the Fund budget, and develop or assist in developing guidelines and procedures to improve overall compliance by the Fund and its various agents; (6) monitor of compliance of the Fund with regulatory requirements; (7) prepare and, after approval by the Fund, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) provide assistance in financial reporting matters; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund. The Administrator's minimum annual fee charged to the Fund will be $40,000.

                               THE TRANSFER AGENT

     The Fund has entered into a Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, to serve as transfer agent for the Fund. The transfer agent services provided by U.S. Bancorp include: performing customary transfer agent functions; making dividend and distribution payments; administering shareholder accounts in connection with the issuance, transfer and redemption of the Fund's shares; performing related record keeping services; answering shareholders correspondence; mailing reports, proxy statements, confirmations and other communications to shareholders; and filing tax information returns.

                        ALLOCATION OF PORTFOLIO BROKERAGE

     Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

     In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker or dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis. Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

     In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. The Adviser is unable to quantify the amount of commissions set forth below which were paid as a result of such services because a substantial number of transactions were effected through brokers which provide such services but which were selected principally because of their execution capabilities.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate may be defined as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) short positions. The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

     Merger arbitrage investments are characterized by a high turnover rate because, in general, a relatively short period of time elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely completion of the proposed reorganizations in which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

                                 NET ASSET VALUE


     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made (i) by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock Exchange and on the Nasdaq National Market System at the Nasdaq Official Closing Price, or if not available, the last reported sales price on that exchange on the day of valuation; (ii) by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; (iii) by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and (iv) by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although the actual calculation may be done by others. The Adviser reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


     Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), normally, 4:00 p.m. Eastern time, on each day the Exchange is open for trading and the Federal Reserve Bank's Fedline System is open. Currently, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

                        PURCHASE AND REDEMPTION OF SHARES

     The purchase or redemption price of shares is based on the next calculation of net asset value after an order is accepted in good form. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.

                             PERFORMANCE INFORMATION

Total Return.

     Average annual total return quotations that may used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                                     n
                                                P(1+T) = ERV

Where:        P    =  a hypothetical initial payment of $1,000
              T    =  average annual total return
              n    =  number of years
            ERV    =  ending redeemable value of a  hypothetical $1,000  payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     A Fund may also calculate total return on a cumulative basis, which reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

         Cumulative Total Return = [ (ERV) - 1]
                                   ------------
                                        P

Other Information.

     The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Comparison of Fund Performance.

     The performance of the Fund may be compared to data prepared by Lipper, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

     The Fund may from time to time use the following unmanaged index for performance comparison purposes:

         S&P 500 Index -- the S&P 500 is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in the Index. There are also some small capitalization names in the Index. The Index is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

                                   TAX STATUS

     The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code (the Code), as amended. The Fund intends to take all other actions that are required so that no federal income tax will be owed by the Fund. If the Fund fails to qualify as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and
(c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the contracts supported by that account would no longer be eligible for tax deferral. See the applicable account prospectus for more information. Additionally, the Fund intends to comply with the diversification requirements under 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. The Fund's failure to comply with these diversification requirements may result in immediate taxation to the shareholder as an owner of a Contract.

     The Fund expects to distribute substantially all of its ordinary income and capital gains each year. For the Fund, this consists of all net investment income (including cash dividends and interest paid on the portfolio's investments less estimated expenses) and all net realized short-term and long-term capital gains if any, earned during the year.

     The Fund reinvests all income dividends and capital gains distributions in the form of additional shares of the respective portfolio at NAV. The value of the Fund's shares is based on the amount of its net assets, including any undistributed net income. Any distribution of income or capital gains results in a decrease in the value of the Fund's shares equal to the amount of the distribution.

     The Fund intends to distribute substantially all of its net investment income and net capital gain in December of each year. Dividends will be automatically reinvested in shares of the Fund. The Fund's dividends from net investment income together with distributions of short-term capital gains
(collectively "income dividends") are taxable as ordinary income to the Contracts as the shareholders, whether reinvested in additional shares or paid in cash. Any long-term capital gains ("capital gains distributions") distributed to shareholders are treated as such by the shareholder, whether received in cash or in additional shares, regardless of the length of time a shareholder has owned the shares. The Fund intends to distribute all of its net investment income and net realized long-term capital gains.

     The fact that dividends and distributions may be taxable to the Contracts as the shareholder does not necessarily imply a tax consequence to the owner. For information regarding tax consequences to owners of contracts, please refer to the applicable account prospectus.

                         ORGANIZATION AND CAPITALIZATION

General.


     The Fund, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Fund currently offers one series of shares to investors, The Merger Fund VL. The Fund is non-diversified and has its own investment objective and policies. The Fund may start another series and offer shares of a new fund under the Fund at any time.


     Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by the Fund except in matters where a separate vote is required by the 1940 Act" or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Fund without his or her express consent.

     The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Control Persons and Principal Holders.


     Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities. As of July 22, 2003, Westchester Capital Management, Inc. owned 100% of the Fund for organizational purposes only.


     All of the outstanding shares of the Fund are owned of record by Travelers Insurance Company and/or Travelers Life and Annuity Company (together "Travelers"). Shares of the Fund are presently being offered only to Travelers and its separate investment accounts used for variable annuity contracts and variable life insurance policies. The shares held in connection with certain of the separate investment accounts are voted by Travelers in accordance with instructions received from the owners of the variable annuity contracts and variable life insurance policies.

     The Fund continuously offers its shares to separate accounts of insurance companies in connection with Contracts. The Fund's shares currently are sold to insurance company separate accounts in connection with Contracts issued by Travelers. Because of current federal securities law requirements, the Fund expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.


                             INDEPENDENT ACCOUNTANTS

     The Fund has selected PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, as its independent accountants.

                                     COUNSEL

     The firm of Fulbright & Jaworski L.L.P. is counsel to the Fund.



                              FINANCIAL STATEMENTS

                        Report of Independent Accountants

To the Board of Trustees and Shareholder of The Merger Fund VL:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of The Merger Fund VL (the "Fund") at June 18, 2003, and the results of its operations for the period from November 22, 2002 (inception) through June 18, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

June 19, 2003




The Merger Fund VL
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 18, 2003

ASSETS

Cash                                                            $      100,000
Receivable from Adviser
                                                                        54,911
                                                    ---------------------------

Total Assets
                                                                       154,911
                                                    ---------------------------

LIABILITIES

Accrued Expenses
                                                                        54,911
                                                    ---------------------------

Total Liabilities
                                                                        54,911
                                                    ---------------------------

NET ASSETS                                                      $      100,000
                                                    ===========================

Capital Shares Outstanding, $0.01 par value
  unlimited shares authorized                                           10,000

Net Asset Value, offering price and
   redemption price per share                                    $       10.00
                                                    ===========================



   The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
Statement of Operations
--------------------------------------------------------------------------------

For the period November 22, 2002 (inception) through June 18, 2003

EXPENSES

Organizational Expenses                                          $      54,911
Less: Expense Reimbursement from Adviser
                                                                      (54,911)
                                                    ---------------------------

Net Income                                                         $         -
                                                    ===========================


   The accompanying notes are an integral part of these financial statements.






The Merger Fund VL
Notes to Financial Statements
For the period November 22, 2002 (inception) through June 18, 2003

--------------------------------------------------------------------------------


1.   Organization

     The Merger Fund VL (the "Fund") was organized as a Delaware Statutory Trust on November 22, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund has had no operations other than those related to organizational matters, including the sale of 10,000 shares of the Fund for cash in the amount of $10 per share to the initial investor (Westchester Capital Management, Inc. - see Note 3) through June 18, 2003.


2.   Significant Accounting Policies

     Organization  Expense
     Costs incurred by the Fund in connection with the organization and initial public offering are expensed as incurred. The Adviser advanced these expenses, and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3).

     Federal Income Taxes
     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Investment Adviser
     The Fund has an Investment Advisory Agreement (the "Agreement") with Westchester Capital Management, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement the Fund compensates the Adviser for its management services at the annual rate of 1.25% of the average daily net assets of the Fund.

     The Adviser has agreed to waive, through July 1, 2014 its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed
1.40 % of the average daily net assets of the Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.





                               THE MERGER FUND VL
                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

(a)  Incorporation Documents

     (i)  Certificate of Trust (1)

     (ii) Agreement and Declaration of Trust (1)

(b)  Bylaws (1)

(c) Instruments Defining Rights of Security Holders - Incorporated by reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreement - Filed herewith.

(e)  Underwriting Agreement - Not applicable.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement - Filed herewith.

(h)  Other Material Contracts

     (i)   Fund Administration Servicing Agreement - Filed herewith.

     (ii)  Transfer Agent Servicing Agreement - Filed herewith.

     (iii) Fund Accounting Servicing Agreement - Filed herewith.

     (iv)  Power of Attorney - Filed herewith.

     (v)   Expense Waiver and Reimbursement Agreement - Filed herewith.

     (vi)  Form of Participation Agreement - Filed herewith

(i)  Opinion and Consent of Counsel - Filed herewith.

(j)  Consent of Independent Public Accountants - Filed herewith.

(k)  Omitted Financial Statements - Not applicable.

(l)  Agreement Relating to Initial Capital - Filed herewith.

(m)  Rule 12b-1 Plan - Not applicable.

(n)  Rule 18f-3 Plan - Not applicable.

(o)  Reserved.

(p)  Joint Code of Ethics - Filed herewith.

(1) Previously filed with Registrant's Registration Statement on Form N-1A with the SEC on January 10, 2003 and is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Westchester Capital Management, Inc. serves as the investment adviser for the Registrant. The business and other connections of Westchester Capital Management, Inc. and its directors and officers are set forth in the Uniform
Application for Investment Adviser Registration ("Form ADV") of Westchester Capital Management, Inc. filed with the SEC.

Item 27. Principal Underwriter.

     Not  applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                       Are located at:
-------------------                        ---------------

Registrant's Fund Administrator,           U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent        615 East Michigan Street
                                           Milwaukee, WI  53202

Registrant's Investment Adviser            Westchester Capital Management, Inc.
                                           100 Summit Lake Drive
                                           Valhalla, New York 10595

Registrant's Custodian                     U.S. Bank, N.A.
                                           425 Walnut Street
                                           Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

     Not  applicable.

Item 30. Undertakings.

     Not  applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Valhalla and the State of New York on the 22nd day of July, 2003.

                               THE MERGER FUND VL


                                        By:  /s/Frederick W. Green
                                             ---------------------
                                             Frederick W. Green
                                             President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on July 22, 2003 by the following persons in the capacities indicated.


Signature                                         Title
---------                                         -----

/s/ Frederick W. Green                            President and Trustee
------------------------------------
Frederick W. Green

*/s/ James P. Logan III                           Trustee
------------------------------------
 James P. Logan III

* /s/ Michael J. Downey                           Trustee
------------------------------------
 Michael J. Downey

*/s/ Bonnie L. Smith                              Vice President, Secretary and
------------------------------------              Treasurer
     Bonnie L. Smith

*By: /s/ Frederick W. Green
     ----------------------
     Frederick W. Green
     Attorney-in-fact pursuant to the Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit                                                              Exhibit No.
-------                                                              -------
Investment Advisory Agreement                                        EX-99.d
Custody Agreement                                                    EX-99.g
Fund Administration Agreement                                        EX-99.h.1
Transfer Agent Servicing Agreement                                   EX-99.h.2
Fund Accounting Servicing Agreement                                  EX-99.h.3
Power of Attorney                                                    EX-99.h.4
Expense Waiver and Reimbursement Agreement                           EX-99.h.5
Form of Participation Agreement                                      EX-99.h.6
Opinion and Consent of Counsel                                       EX-99.i
Consent of Independent Public Accountants                            EX-99.j
Agreement Relating to Initial Capital                                EX-99.l
Joint Code of Ethics for Westchester Capital Management, Inc.,
The Merger Fund and The Merger Fund VL                               EX-99.p